EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2020
EQUITY METHOD INVESTMENTS
EQUITY METHOD INVESTMENTS

4.   EQUITY METHOD INVESTMENT

As of December 31, 2019 and 2020, the Group’s investments accounted for under the equity method totaled HK$6,166 thousand and nil, respectively. The Group applies the equity method of accounting to account for its equity method investment over which it has significant influence but does not own a majority equity interest or otherwise control. Based on Group’s assessment on the recoverable amounts of the equity method investment acquired in prior year, full impairment provision of HK$5,888 thousand on the equity method investment was made as of December 31, 2020.